INVESTMENTS - FIXED MATURITY SECURITIES AND COMMON STOCK (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Carrying Value	$ 1,353.2
Estimated Fair Value	1,353.2	$ 1,069.7
Carrying Value
Due in one year or less, Carrying Value	0.0
Due in years two through five, Carrying Value	173.5
Due in years six through ten, Carrying Value	748.4
Due after ten years, Carrying Value	428.8
Total Carrying Value	1,353.2
Estimated Fair Value
Due in one year or less, Estimated Fair Value		0.0
Due in years two through five, Estimated Fair Value		182.9
Due in years six through ten, Estimated Fair Value		795.5
Due after ten years, Estimated Fair Value		454.4
Total Estimated Fair Value		1,435.3
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Carrying Value	1,353.2	1,069.7
Gross Unrealized Gains	83.3	2.7
Gross Unrealized Losses	1.2	55.0
Estimated Fair Value	1,435.3	1,017.4
Public corporate
Debt Securities, Available-for-sale [Line Items]
Carrying Value	11.2	8.5
Gross Unrealized Gains	0.4	0.1
Gross Unrealized Losses	0.0	0.2
Estimated Fair Value	11.6	8.4
States, Territories & Possessions
Debt Securities, Available-for-sale [Line Items]
Carrying Value	15.3
Gross Unrealized Gains	0.7
Gross Unrealized Losses	0.0
Estimated Fair Value	16.0
Special revenue and special assess obligations
Debt Securities, Available-for-sale [Line Items]
Carrying Value	4.0	0.5
Gross Unrealized Gains	0.1	0.3
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	4.1	0.8
Political Subdivisions of States and Territories
Debt Securities, Available-for-sale [Line Items]
Carrying Value	6.6	3.6
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.2	0.0
Estimated Fair Value	6.5	3.7
Industrial and Miscellaneous (Unaffiliated)
Debt Securities, Available-for-sale [Line Items]
Carrying Value	1,313.8	1,052.9
Gross Unrealized Gains	82.0	2.2
Gross Unrealized Losses	1.0	54.4
Estimated Fair Value	1,394.8	1,000.7
Preferred Stock
Debt Securities, Available-for-sale [Line Items]
Carrying Value	2.3	4.2
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.4
Estimated Fair Value	2.3	3.8
Carrying Value
Without a single maturity date, Carrying Value	2.3
Estimated Fair Value
Without a single maturity date, Estimated Fair Value		2.3
Common Stock
Debt Securities, Available-for-sale [Line Items]
Carrying Value	0.2	2.0
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Adjusted Cost	0.2	2.0
Common stock - unaffiliated
Debt Securities, Available-for-sale [Line Items]
Carrying Value	0.2	2.0
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Adjusted Cost	0.2	2.0
Mortgage backed securities
Carrying Value
Without a single maturity date, Carrying Value	$ 0.2
Estimated Fair Value
Without a single maturity date, Estimated Fair Value		$ 0.2